Pensions and Other Post-Employment Benefits - Sensitivity of Defined Benefit and OPEB Obligation to Changes in Relevant Actuarial Assumptions (Detail) - Discount Rate - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ (57)	$ (56)
Decrease	$ 69	$ 69